Income taxes (Schedule of Deferred tax assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$ 44,480	$ 29,280
Research and development expenses carryforward	2,262	4,031
Other reserves	1,630	1,089
Share-based compensation	7,584	1,386
Operating lease liabilities	1,033	3,969
Issuance costs	630	2,316
Total deferred tax assets	57,619	42,071
Deferred tax liabilities:
Operating lease ROU assets	998	3,609
Convertible notes	17,275	21,881
Acquired Intangible assets	2,253	0
Accrued and other	603	84
Total deferred tax liability	21,129	25,574
Total deferred tax assets, net	36,490	16,497
Less-valuation allowance	(36,490)	(16,497)
Total deferred tax assets, net of valuation allowance	$ 0	$ 0